Fair Value Measurements (Q3) (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Fair Value Disclosures [Abstract]
Schedule of Company's Assets and Liabilities that are Measured at Fair Value on a Recurring Basis
The following table presents information about the Company’s assets and liabilities that are measured at fair value on a recurring basis as of September 30, 2023 and December 31, 2022 and indicates the fair value hierarchy of the valuation techniques that the Company utilized to determine such fair value.
September 30, 2023

Description	Level 1	Level 2	Level 3
Assets:
Cash held in Trust Account	$6,655,195	$—	$—
Liabilities:
Derivative liabilities - Public Warrants	$1,255,800	$—	$—
Derivative liabilities - Private Warrants	$—	$—	$1,068,123
December 31, 2022

Description	Level 1	Level 2	Level 3
Assets:
Investments held in Trust Account - Money Market Funds	$487,268,822	$—	$—
Liabilities:
Derivative liabilities - Public Warrants	$289,800	$—	$—
Derivative liabilities - Private Warrants	$—	$—	$246,500

The following table presents information about the Company’s assets and liabilities that are measured at fair value on a recurring basis as of December 31, 2022 and 2021 and indicates the fair value hierarchy of the valuation techniques that the Company utilized to determine such fair value.
DECEMBER 31, 2022
Description	Level 1	Level 2	Level 3
Assets:
Investments held in Trust Account - Money Market Funds	$487,268,822	$—	$—
Liabilities:
Derivative liabilities - Public Warrants	$289,800	$—	$—
Derivative liabilities - Private Warrants	$—	$—	$246,500
DECEMBER 31, 2021
Description	Level 1	Level 2	Level 3
Assets:
Investments held in Trust Account - U.S. Treasury Securities	$483,012,312	$—	$—
Liabilities:
Derivative liabilities - Public Warrants	$7,728,000	$—	$—
Derivative liabilities - Private Warrants	$—	$—	$6,573,100

Schedule of Quantitative Information Regarding Level 3 Fair Value Measurements Inputs
The following table provides quantitative information regarding Level 3 fair value measurements inputs at their measurement dates:
Private Warrants

Private Warrants	As of December 31, 2022	As of September 30, 2023
Stock price	$10.09	$10.55
Volatility	6.9%	6.7%
Expected life of the options to convert	5.47	0.94
Risk-free rate	4.73%	5.47%
Dividend yield	—	—
Working Capital Loan Option
	December 31, 2022	September 30, 2023
Strike price of debt conversion	$1.50	$1.50
Volatility	6.9%	6.7%
Expected life of the options to convert	5.47	5.31
Risk-free rate	4.72%	5.55%
Dividend yield	—	—

The following table provides quantitative information regarding Level 3 fair value measurements inputs at their measurement dates:
Private Warrants
Private Warrants	As of December 31, 2022	As of December 31, 2021
Stock price	$10.09	$9.77
Volatility	6.9%	15.3%
Expected life of the options to convert	5.47	5.60
Risk-free rate	4.73%	1.32%
Dividend yield	—	—
Working Capital Loan Option
December 31, 2022
Strike price of debt conversion	$1.50
Volatility	6.9%
Expected life of the options to convert	5.47
Risk-free rate	4.72%
Dividend yield	—

Schedule of Change in the Fair Value of the Warrant Liabilities
The change in the level 3 fair value of the derivative warrant liabilities for the period ended September 30, 2023 and December 31, 2022 is summarized as follows:

Private Warrants
Derivative warrant liabilities at December 31, 2022	$246,500
Change in fair value of derivative warrant liabilities	944,868
Derivative warrant liabilities at March 31, 2023	1,191,368
Change in fair value of derivative warrant liabilities	(286,750)
Derivative warrant liabilities at June 30, 2023	$904,618
Change in fair value of derivative warrant liabilities	163,505
Derivative warrant liabilities at September 30, 2023	$1,068,123
Derivative warrant liabilities at December 31, 2021	$6,573,100
Change in fair value of derivative warrant liabilities	(2,946,400)
Derivative warrant liabilities at March 31, 2022	3,626,700
Private Warrants
Change in fair value of derivative warrant liabilities	(2,969,400)
Derivative warrant liabilities at June 30, 2022	$657,300
Change in fair value of derivative warrant liabilities	320,400
Derivative warrant liabilities at September 30, 2022	$977,700
The change in the fair value of the Working Capital Loan Option measured with Level 3 inputs for the period ended September 30, 2023 and December 31, 2022 is summarized as follows:
Balance at December 31, 2021	$—
Initial fair value of the Working Capital Loan Option	7,885
Change in fair value	(7,885)
Balance at December 31, 2022 and September 30, 2023	$—

The change in the level 3 fair value of the derivative warrant liabilities for the years ended December 31, 2022 and 2021 is summarized as follows:
	Public Warrants	Private Warrants	Total
Derivative warrant liabilities at December 31, 2020	$—	$—	$—
Issuance of Public and Private Warrants	12,863,680	10,941,230	23,804,910
Transfer of Public Warrants to Level 1	(13,524,000)	—	(13,524,000)
Change in fair value of derivative warrant liabilities	660,320	(4,368,130)	(3,707,810)
Derivative warrant liabilities at December 31, 2021	—	6,573,100	6,573,100
Change in fair value of derivative warrant liabilities	—	(6,326,600)	(6,326,600)
Derivative warrant liabilities at December 31, 2022	$—	$246,500	$246,500
The change in the fair value of the Working Capital Loan Option measured with Level 3 inputs for the year ended December 31, 2022 is summarized as follows:
Balance at December 31, 2021	$—
Initial fair value of the Working Capital Loan Option	7,885
Change in fair value	(7,885)
Balance at December 31, 2022	$—